Equity-Based Compensation - Summary of Equity-Based Compensation Expense - Summary of Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	$ 6,436	$ 5,601	$ 19,152	$ 13,166	$ 17,620	$ 16,413	$ 5,398
Cost of Revenue [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	795	413	2,551	1,130	1,416	1,187	216
Selling and Marketing [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	2,689	2,578	7,846	5,235	7,015	7,357	2,169
Enterprise Technology and Development [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	394	364	1,097	1,274	1,403	2,380	1,294
General and Administrative [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	$ 2,558	$ 2,246	$ 7,658	$ 5,527	$ 7,786	$ 5,489	$ 1,719